Shareholder's Equity - Issued Share Capital, overnight-marketed offering and bought deal (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 15, 2022 CAD ($) $ / shares shares	Nov. 15, 2022 USD ($) $ / shares shares	Jan. 22, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)
Share based payments
Gross proceeds from issuance of unit | $				$ 3,121	$ 17,600
Exercise price of warrant | $ / shares	$ 3.78
Number of units issued upon issuance of warrant				3,464,177
Overnight-marketed offering
Share based payments
Number of Units Issued	2,345,000	2,345,000
Unit price | $ / shares		$ 2.35
Gross proceeds from issuance of unit	$ 7,343	$ 5,511
Number of common share in each unit	1
Number of warrant in each unit	1
Number of common share in each warrant	1
Exercise price of warrant | $ / shares	$ 3.10
Exercisable term of warrant	3 years
Transaction costs associated with issuance	$ 433	$ 325
Overnight-marketed offering | Broker Warrants
Share based payments
Number of additional warrants issued	138,150	138,150
Overnight-marketed offering | Broker Warrants Units
Share based payments
Number of Units Issued	138,150	138,150
Number of common share in each unit	1
Number of warrant in each unit	1
Exercisable term of warrant	3 years
Number of units issued upon issuance of warrant	138,150
Bought deal
Share based payments
Number of Units Issued			1,751,833
Unit price | $ / shares			$ 5.58
Gross proceeds from issuance of unit | $			$ 9,538
Number of common share in each unit			1
Number of warrant in each unit			0.5
Number of common share in each warrant			1
Exercise price of warrant | $ / shares			$ 9.00
Exercisable term of warrant			2 years
Transaction costs associated with issuance | $			$ 929
Bought deal | Broker Warrants
Share based payments
Exercise price of warrant | $ / shares			$ 5.58
Number of additional warrants issued			105,110
Value of additional warrants issued | $			$ 250